Property & Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property & Equipment (Details) [Line Items]
Depreciation expense	$ 16,532	$ 12,890	$ 57,561	$ 49,153
Minimum [Member]
Property & Equipment (Details) [Line Items]
Estimated useful lives	3 years		3 years
Maximum [Member]
Property & Equipment (Details) [Line Items]
Estimated useful lives	5 years		5 years